UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Pike Place Capital Management, LLC

Address:  152 West 57th Street
          46th Floor
          New York, New York 10019

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark Rosenthal
Title:  Chief Financial Officer
Phone:  (212) 277-5660

Signature, Place and Date of Signing:

/s/ Mark Rosenthal              New York, New York          February 14, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   30

Form 13F Information Table Value Total:  $87,369
                                          (x000s)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number Name


                                                    FORM 13F INFORMATION TABLE
                                                         December 31, 2005

COLUMN 1                   COLUMN  2    COLUMN 3     COLUMN 4            COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8




                             TITLE                    VALUE      SHRS OR  SH/  PUT/  INVSTMT  OTHER     VOTING AUTHORITY
NAME OF ISSUER               OF CLASS      CUSIP      (x$1,000)  PRN AMT  PRN  CALL  DSCRTN   MANGRS  SOLE      SHARED  NONE
ABX AIR INC                  COM           00080S101   3,632     462,628   SH        SOLE     NONE    462,628
ACCO BRANDS CORP             COM           00081T108   5,271     215,146   SH        SOLE     NONE    215,146
AETHER HLDGS INC             COM           00809C106   2,343     705,706   SH        SOLE     NONE    705,706
AMEDISYS INC                 COM           023436108     338       8,000   SH        SOLE     NONE      8,000
AMERICAN INDEPENDENCE CORP   COM NEW       026760405   1,954     170,056   SH        SOLE     NONE    170,056
AMERICAN RETIREMENT CORP     COM           028913101   5,648     224,752   SH        SOLE     NONE    224,752
AMERIPRISE FINL INC          COM           03076C106   1,974      48,135   SH        SOLE     NONE     48,135
BIOSITE INC                  COM           090945106   1,931      34,305   SH        SOLE     NONE     34,305
BROOKDALE SR LIVING INC      COM           112463104     462      15,500   SH        SOLE     NONE     15,500
CAPITAL SR LIVING CORP       COM           140475104   2,926     283,000   SH        SOLE     NONE    283,000
CAVCO INDS INC DEL           COM           149568107   6,972     182,128   SH        SOLE     NONE    182,128
COMPUTER HORIZONS CORP       COM           205908106   1,759     404,254   SH        SOLE     NONE    404,254
DSW INC                      CL A          23334L102   4,948     188,700   SH        SOLE     NONE    188,700
HARDINGE INC                 COM           412324303   1,555      89,773   SH        SOLE     NONE     89,773
HURCO COMPANIES INC          COM           447324104   1,208      39,200   SH        SOLE     NONE     39,200
INDEPENDENCE HLDG CO NEW     COM NEW       453440307   1,586      81,111   SH        SOLE     NONE     81,111
INTERACTIVE DATA COR         COM           45840J107   5,649     248,755   SH        SOLE     NONE    248,755
LANCE INC                    COM           514606102   3,227     173,200   SH        SOLE     NONE    173,200
LASERSCOPE                   COM           518081104     842      37,472   SH        SOLE     NONE     37,472
LIONBRIDGE TECHNOLOGIES INC  COM           536252109   1,642     233,900   SH        SOLE     NONE    233,900
LIPMAN ELEC ENGINEERING      ORD           M6772H101   2,817     121,168   SH        SOLE     NONE    121,168
NEUSTAR INC                  CL A          64126X201   3,512     115,200   SH        SOLE     NONE    115,200
NOVELIS INC                  COM           67000X106   8,030     384,407   SH        SOLE     NONE    384,407
NUCO2 INC                    COM           629428103     705      25,300   SH        SOLE     NONE     25,300
RADIO ONE INC                CL D NON VTG  75040P405   2,691     260,000   SH        SOLE     NONE    260,000
RURAL/METRO CORP             COM           781748108   5,065     560,276   SH        SOLE     NONE    560,276
SELECT COMFORT CORP          COM           81616X103     758      27,721   SH        SOLE     NONE     27,721
SYNERON MEDICAL LTD          ORD SHS       M87245102   1,692      53,295   SH        SOLE     NONE     53,295
TIME WARNER INC              COM           887317105   4,275     245,100   SH        SOLE     NONE    245,100
VARIAN MED SYS INC           COM           92220P105   1,958      38,902   SH        SOLE     NONE     38,902
                                                      87,369

SK 04107 0001 642339